Note 19 Tax recognized in total equity (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax recognized in total equity [Line Items]
Tax recognized in total equity	€ (207)	€ (273)	€ (170)
Debt securities [Member]
Tax recognized in total equity [Line Items]
Tax recognized in total equity	(174)	(230)	(130)
Equity investments [member]
Tax recognized in total equity [Line Items]
Tax recognized in total equity	€ (33)	€ (43)	€ (40)